Summary of Significant Accounting Policies - Additional information (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Disclosure Of Property Plant And Equipment [Line Items]
Available for sale private equity investments, fair value	CAD 37
Other Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of assets	3 years
Bottom of range [Member] | Land Improvements and Buildings [Member] | Refining Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of assets	25 years
Bottom of range [Member] | Office Equipment and Vehicles [Member] | Refining Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of assets	3 years
Bottom of range [Member] | Refining Equipment [Member] | Refining Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of assets	5 years
Bottom of range [Member] | Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of assets	3 years
Top of range [Member] | Land Improvements and Buildings [Member] | Refining Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of assets	40 years
Top of range [Member] | Office Equipment and Vehicles [Member] | Refining Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of assets	20 years
Top of range [Member] | Refining Equipment [Member] | Refining Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of assets	35 years
Top of range [Member] | Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Useful lives of assets	40 years